S000053331 [Member] Average Annual Total Returns		12 Months Ended	39 Months Ended	60 Months Ended	117 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	12.01%	11.19%
FTSE Global Core Infrastructure 50/50 Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	14.36%	7.05%	6.95%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	21.54%	7.79%	10.02%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		18.61%		5.44%	7.32%
Performance Inception Date					Mar. 31, 2016
Class C
Prospectus [Line Items]
Average Annual Return, Percent		23.54%	12.34%
Performance Inception Date			Oct. 14, 2022
Class I
Prospectus [Line Items]
Average Annual Return, Percent		25.87%		6.98%	8.29%
Performance Inception Date					Mar. 31, 2016
Class IS
Prospectus [Line Items]
Average Annual Return, Percent		26.01%		7.09%	8.41%
Performance Inception Date					Mar. 31, 2016
Class IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.32%		6.11%	7.52%
Performance Inception Date					Mar. 31, 2016
Class IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.24%		5.48%	6.70%
Performance Inception Date					Mar. 31, 2016

[1]	For Class C shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the MSCI All Country World Index‑NR was 22.71%.
[2]
Effective June 1, 2025, the FTSE Global Core Infrastructure 50/50 Index‑NR replaced the S&P Global Infrastructure Index as the fund’s benchmark. The fund’s subadviser believes the FTSE Global Core Infrastructure 50/50 Index‑NR is a more appropriate benchmark for the fund.

[3]	For Class C shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the FTSE Global Core Infrastructure 50/50 Index-NR was 12.10%.
[4]	For Class C shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the S&P Global Infrastructure Index was 17.06%.